Equity - Earnings (Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 10,151	$ 7,173	$ (91)
Continuing operations	7,660	6,572	(347)
Discontinued operations	$ 2,491	$ 601	$ 256
Weighted average number of outstanding shares	13,044,496,930	13,044,496,930	13,044,496,930
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.78	$ 0.55	$ (0.01)
Continuing operations	0.59	0.50	(0.03)
Discontinued operations	0.19	0.05	0.02
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	1.56	1.10	(0.02)
Continuing operations	1.18	1.00	(0.06)
Discontinued operations	$ 0.38	$ 0.10	$ 0.04
Common Shares [member]
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 5,790	$ 4,093	$ (52)
Continuing operations	4,369	3,750	(198)
Discontinued operations	$ 1,421	$ 343	$ 146
Weighted average number of outstanding shares	7,442,454,142	7,442,454,142	7,442,454,142
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.78	$ 0.55	$ (0.01)
Continuing operations	0.59	0.50	(0.03)
Discontinued operations	0.19	0.05	0.02
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	1.56	1.10	(0.02)
Continuing operations	1.18	1.00	(0.06)
Discontinued operations	$ 0.38	$ 0.10	$ 0.04
Preference Shares [member]
Earnings per share [line items]
Net income attributable to shareholders of Petrobras	$ 4,361	$ 3,080	$ (39)
Continuing operations	3,291	2,822	(149)
Discontinued operations	$ 1,070	$ 258	$ 110
Weighted average number of outstanding shares	5,602,042,788	5,602,042,788	5,602,042,788
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.78	$ 0.55	$ (0.01)
Continuing operations	0.59	0.50	(0.03)
Discontinued operations	0.19	0.05	0.02
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	1.56	1.10	(0.02)
Continuing operations	1.18	1.00	(0.06)
Discontinued operations	$ 0.38	$ 0.10	$ 0.04